Summary of Significant Accounting Policies - Reconciliation Between Operating Lease Commitments and Lease Liabilities on Initial Date of IFRS 16 Apllication (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Commitment to operating lease as of December 31, 2018		$ 95,379
Commitments for which lease terms have not commenced		(54,825)
Discount		(9,980)
Short-term leases and others		(3,999)
Initial application	$ 26,575	26,575
Finance lease (IAS 17) recognized at December 31, 2018	$ 25,502	$ 185
Balance After IAS 17 Adjustments [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liability			$ 26,760